Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Schedule of trade and other payables

	06.30.20	06.30.19
Trade	22,650	19,672
Sales, rental and services payments received in advance	1,972	6,407
Construction obligations	407	1,331
Accrued invoices	1,221	1,705
Deferred incomes	142	-
Admission rights	1,017	-
Deposits in guarantee	101	-
Total trade payables	27,510	29,115
Dividends payable to non-controlling shareholders	355	569
Taxes payable	745	1,355
Construction obligations	-	1,451
Management fees (Note 32)	190	-
Others	10,009	2,639
Total other payables	11,299	6,014
Total trade and other payables	38,809	35,129

Non-current	2,986	2,830
Current	35,823	32,299
Total	38,809	35,129